UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01356

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

(Exact name of Registrant as specified in charter)

18 Chestnut Street

Worcester, MA 01608

(Address of principal executive offices)

CT Corporation System

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (508) 792-6358

Date of fiscal year end: December 31

Date of reporting period: January 1, 2009 – December 31, 2009

Item 1.	Report to Stockholders.

Annual Report

December 31, 2009

Board of Managers of

The Accumulation Fund:

David G. Fussell, Chairman

Joan Sadowsky

H. C. Goodwin

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

A Separate Account of The Paul Revere

Variable Annuity Insurance Company

This report and the financial statements attached are submitted for the general information of contract owners and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale of The Paul Revere Variable Annuity Contract Accumulation Fund Variable Annuity Contracts (“Contracts”). Such offering is made only by prospectus, which includes details as to offering price and other material information.

TO OUR CONTRACT OWNERS AND PARTICIPANTS:

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

VARIABLE ANNUITY CONTRACTS

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009. During the early stages of the period, a series of tumultuous financial events pushed global equity and credit markets to their lowest points during the crisis. Not only did Europe and Japan fall into very deep recessions, but an increasingly powerful engine of global growth – emerging markets – also contracted almost across the board. The subsequent recovery in global activity has been similarly synchronized, led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus.

During the first half of the reporting period, the Federal Reserve Board of Governors implemented its final interest rate cut, while making increasing use of its new lending facilities to alleviate ever-tightening credit markets. On the fiscal front, the U.S. Treasury designed and began implementing a massive fiscal stimulus package. As inflationary concerns diminished in the face of global deleveraging and equity and credit markets deteriorated more sharply, central banks around the world also cut interest rates dramatically. By the middle of the period, several central banks had approached their lower bound on policy rates and were examining the implementation and ramifications of quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity.

However, by the end of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded in the second half of the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates.

Against this backdrop, the portfolio outperformed the Russell 1000 Growth Index during 2009. Stock selection in the industrial goods & services, health care, leisure, and special products & services sectors contributed the most to relative performance. A modest cash position and an underweight in the technology sector had the biggest negative impact on relative performance.

At the end of the year, the portfolio’s largest overweight remained in the special products & services sector. Within the sector, we held several transaction processing companies that we believed were poised to benefit from the secular growth in electronic transactions around the globe as consumers move away from physical checks toward credit/debit cards and other electronic means. We also owned select high-quality outsourcing and consulting businesses with a global presence and competitive advantage we believed would help to sustain growth in a challenging environment.

Our health care weighting increased during the fourth quarter making it one of our largest overweights at year end. Within the sector, we increased our weightings in a number of our highest conviction names within the medical equipment industry where valuations appeared more attractive given the ongoing uncertainty around health care reform. Our medical equipment exposure generally consists of companies with long duration assets (limited near term patent expirations), enviable and dominant competitive position, and more manageable/limited government pressures. Our financial services exposure also increased to a moderate overweight, with exposure to select well-positioned trust banks, asset managers, and financial exchanges.

Our largest underweight was to the technology sector, where we were underweight in several of the large hardware manufacturers, software makers, and service providers that dominated the index. Elsewhere in the sector we were gradually shifting portfolio positioning towards stocks driven by more secular growth trends and reducing the higher cyclical exposure. This is mostly a function of how valuations have changed in a relatively short amount of time. We were also underweight in the leisure sector due to a lack of compelling growth opportunities in restaurants, casinos, hotels and other entertainment businesses. We continue to build the portfolio from the bottom up, focusing on high quality large cap companies that seek to deliver sustainable above-average growth to their shareholders.

Thank you for your continued support.

Sincerely,

/s/ David G. Fussell
David G. Fussell, Chairman, Board of Managers
The Paul Revere Variable Annuity
Contract Accumulation Fund

At the Annual Meeting of Contract owners held on July 15, 2009, Contract owners of The Paul Revere Variable Annuity Contract Accumulation Fund (“Fund” or “Registrant”) voted to approve the filing of an application with the Securities and Exchange Commission (“SEC”) to terminate the Fund’s registration as an investment company. On October 19, 2009, subsequent to the Contract owner vote, the Fund filed an application for deregistration under the Investment Company Act of 1940, as amended (“1940 Act”). On January 13, 2009, the SEC issued an order terminating the Fund’s registration under the 1940 Act. The Fund intends to operate as a separate account exempt from registration under the 1940 Act until the remaining Contract owners are no longer invested in the Fund.

REMUNERATION OF THE BOARD OF MANAGERS

Unum Group paid all expenses relative to the operation of the Fund including Board of Managers’ fees. Accordingly, no member of the Board of Managers receives any remuneration from the Fund. The total aggregate remuneration paid to all members of the Board of Managers for the fiscal year ended December 31, 2009, was $3,000.00. This amount represents consideration paid for attendance at meetings of the Board of Managers. Those members of the Board of Managers deemed to be interested persons received direct remuneration or an indirect benefit as officers of The Paul Revere Variable Annuity Insurance Company (“PRV”). None of the members of the Board of Managers, or officers of the Fund, who are also officers or employees of PRV or its affiliates, received any remuneration from the Fund.

Information concerning the nominees for re-election, as well as members of the Board of Managers whose terms will continue, follows with the same abbreviations of company names as used previously. Unless the contractowner withholds authorization on the Proxy, it is intended that the interest represented by the Proxy will be voted in favor of the election of the nominees.

None of the members of the Board of Managers who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the 1940 Act owns beneficially or of record securities of PRV or any of its affiliates.

PROXY VOTING POLICIES

A description of the Fund’s proxy voting policy and procedures is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o Unum Group at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view a description of the Fund’s proxy voting policy and procedures on the SEC’s website, www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended is available via the methods noted above.

On July 15, 2009, the Fund held its Annual Meeting of Contract owners to vote on (i) the election of members to the Board of Managers, (ii) the ratification of the selection and appointment of Ernst & Young LLP as the Independent Auditors for the Fund, (iii) the approval of the filing of an application with the SEC to terminate the Fund’s registration as an investment company, (iv) the approval to make the Fund’s investment objective and all of its investment policies non-fundamental rather than fundamental, and (v) the transaction of such other business as may properly come before the meeting. At the meeting, a majority of Contract owners holding outstanding interests in the Fund voted (i) to elect Joan Sadowsky and David G. Fussell to the Board of Managers, and (ii) to ratify the selection and appointment of Ernst & Young LLP as the Independent Auditor for the Fund, (iii) to approve the filing of an application with the SEC to terminate the Fund’s registration as an investment company, and (iv) for the approval of making of the Fund’s investment objective and all of its investment policies non-fundamental rather than fundamental.

The final vote tallies for each item are as follows:

1. Election of two (2) members of the Board of Managers in accordance with the Rules and Regulations of the Fund;

	No. of Shares	% of Outstanding Shares	% of Shares Voted

Joan Sadowsky

Affirmative	39,146.403	53.676%	87.595%
Withhold	5,543.660	7.601%	12.405%

TOTAL	44,690.063	61.277%	100.000%

David G. Fussell

Affirmative	39,146.403	53.676%	87.595%
Withhold	5,543.660	7.601%	12.405%

TOTAL	44,690.063	61.277%	100.000%

2. Ratification of the selection and appointment of Ernst & Young LLP as the Independent Auditors for the Fund in accordance with the Rules and Regulations of the Fund;

	No. of Shares	% of Outstanding Shares	% of Shares Voted

Affirmative	39,146.403	53.676%	87.595%
Against	5,543.660	7.601%	12.405%
Abstain	.000	.000%	.000%

TOTAL	44,690.063	61.277%	100.000%

3. Approval of the filing of an application with the Securities and Exchange Commission to terminate the Fund’s registration as an investment company;

	No. of Shares	% of Outstanding Shares	% of Shares Voted

Affirmative	38,361.944	52.600%	85.840%
Against	6,328.119	8.677%	14.160%
Abstain	.000	.000%	.000%

TOTAL	44,690.063	61.277%	100.000%

4. Approval to make the Fund’s investment objective and all of its investment policies non-fundamental rather than fundamental.

	No. of Shares	% of Outstanding Shares	% of Shares Voted
Affirmative	39,017.248	53.498%	87.306%
Against	5,672.815	7.779%	12.694%
Abstain	.000	.000%	.000%

TOTAL	44,690.063	61.277%	100.000%

QUARTERLY FILING REQUIREMENTS

In November 2004, the Fund began filing its complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q, which when filed, is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o Unum Group at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view its complete schedule of investments on Form N-Q on the SEC’s website, www.sec.gov.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) includes additional information about members of the board of managers of the Registrant, and is available, without charge, upon request, toll-free at (800) 718-8824 for contract owners who call to request the SAI.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(1)	(2)	(3)	(4)	(5)	(6)
Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director	Other Directorships Held by Director or Nominee For Director
H. C. Goodwin (75) 11 Waters Road Millbury, MA 01527	Member, Board of Managers	2008-2011 7 years of service	Retired - President of Manufacturers Service Center, Inc.	2	None

Joan Sadowsky (80) 770 Salisbury Street Apt. 576 Worcester, MA 01609	Member, Board of Managers	2009-2012 23 years of service	Retired - Former Vice President of Human Resources, Atlas Distributing Corporation, Auburn, MA (beverage distribution)	2	None

The member of the Board of Managers listed below is an “interested person” of the Fund within the meaning of section 2(a)(19) of the 1940 Act.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(CONTINUED)

(1)	(2)	(3)	(4)	(5)	(6)
Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director	Other Directorships Held by Director or Nominee For Director
David G. Fussell (62) 259 Gnome Trail Lookout Mtn., GA 30750	Chairman, Board of Managers	2009-2012 7 years of service	Retired - Senior Vice President of Unum Group, Chattanooga, Tennessee	2	None

None of the members of the Board of Managers who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the 1940 Act owns beneficially or of record securities of PRV or any of its affiliates.

FINANCIAL STATEMENTS

The Paul Revere Variable Annuity Contract Accumulation Fund

Years Ended December 31, 2009 and 2008

The Paul Revere Variable Annuity Contract Accumulation Fund

Audited Financial Statements

Years Ended December 31, 2009 and 2008

Report of Independent Registered Public Accounting Firm

The Owners and the Board of Managers

The Paul Revere Variable Annuity Contract Accumulation Fund of

    The Paul Revere Variable Annuity Insurance Company

We have audited the accompanying statement of assets and liabilities of The Paul Revere Variable Annuity Contract Accumulation Fund (comprising the Qualified and Non-Qualified Portfolios) (Fund) as of December 31, 2009, including the schedule of investments as of December 31, 2009, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Paul Revere Variable Annuity Contract Accumulation Fund (comprising the Qualified and Non-Qualified Portfolios) at December 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Chattanooga, Tennessee

March 1, 2010

The Paul Revere Variable Annuity Contract Accumulation Fund

Statement of Assets and Liabilities

December 31, 2009

	Series Q	Series N
	(Qualified)	(Non-Qualified)
Assets

Investments in securities at market value:
(Cost: Series Q - $1,167,196)
(Cost: Series N - $ 614,944)	$1,387,639	$726,599
Cash	21,523	11,991
Dividends and interest receivable	980	500

Total assets	1,410,142	739,090

Liabilities

Payable to The Paul Revere Variable Annuity Insurance Company	13,003	3,386

Total net assets	$1,397,139	$735,704

Contract owner’s equity:

Deferred contracts	$511,965	$203,714
Currently payable contracts	885,174	531,990

Total contract owner’s equity	$1,397,139	$735,704

Accumulation units outstanding	118,466	60,359

Net asset value per accumulation unit	$11.794	$12.189

The Paul Revere Variable Annuity Contract Accumulation Fund

Statement of Operations

Year Ended December 31, 2009

Series Q (Qualified)
Investment income

Income:
Dividends	$20,406
Miscellaneous income	10,494

Total income	30,900

Expenses:
Mortality and expense risk fees	13,331
Investment management and advisory service fees	10,966

Total expenses	24,297

Net investment income	6,603

Realized and unrealized gain on investments

Net realized loss on investments sold	(246,378)
Net increase in unrealized appreciation of investments	669,372

Net realized and unrealized gain on investments	422,994

Increase in net assets from operations	$429,597

Series N (Non-Qualified)
Investment loss

Income:
Dividends	$10,338
Miscellaneous income	2,215

Total income	12,553

Expenses:
Mortality and expense risk fees	6,772
Investment management and advisory service fees	5,966

Total expenses	12,738

Net investment loss	(185)

Realized and unrealized gain on investments

Net realized loss on investments sold	(152,333)
Net increase in unrealized appreciation of investments	352,800

Net realized and unrealized gain on investments	200,467

Increase in net assets from operations	$200,282

The Paul Revere Variable Annuity Contract Accumulation Fund

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008

	2009	2008
	Series Q (Qualified)	Series Q (Qualified)
Decrease in net assets

Operations:
Net investment income (loss)	$6,603	$(10,228)
Net realized loss on investments	(246,378)	(296,961)
Net increase (decrease) in unrealized appreciation of investments	669,372	(630,964)

Increase (Decrease) in net assets from operations	429,597	(938,153)

Contributions received	24,604	—
Payments to contract owners:
Annuity payments to contract owners	131,653	191,876
Terminations and withdrawals to contract owners	417,567	213,841

Total payments to contract owners	549,220	405,717

Net payments to contract owners	(524,616)	(405,717)

Total decrease in net assets	(95,019)	(1,343,870)

Net assets

Beginning of period	1,492,158	2,836,028

End of period	$1,397,139	$1,492,158

	2009	2008
	Series N (Non-Qualified)	Series N (Non-Qualified)
Decrease in net assets

Operations:
Net investment loss	$(185)	$(8,293)
Net realized loss on investments	(152,333)	(138,524)
Net increase (decrease) in unrealized appreciation of investments	352,800	(351,613)

Increase (decrease) in net assets from operations	200,282	(498,430)

Contributions received	24,052	—
Payments to contract owners:
Annuity payments to contract owners	32,179	41,261
Terminations and withdrawals to contract owners	285,023	106,162

Total payments to contract owners	317,202	147,423

Net payments to contract owners	(293,150)	(147,423)

Total decrease in net assets	(92,868)	(645,853)

Net assets

Beginning of period	828,572	1,474,425

End of period	$735,704	$828,572

The Paul Revere Variable Annuity Contract Accumulation Fund

Schedule of Investments

December 31, 2009

	Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Fair Value	% of Net Assets	Number of Shares	Cost	Fair Value	% of Net Assets

Common Stocks

Aerospace & Military Technology
United Technologies Corporation	373	19,236	25,890	1.85%	203	10,443	14,090	1.92%

Agriculture
Monsanto Company	92	6,935	7,521	0.54%	47	3,543	3,842	0.52%

Beverages
Companhia De Bebidas ADR	87	6,948	8,795		44	3,517	4,448
Diageo Capital PLC ADR	229	18,884	15,895		114	8,945	7,913
PepsiCo, Inc.	689	39,900	41,891		364	21,354	22,131

		65,732	66,581	4.77%		33,816	34,492	4.69%

Broadcasting & Media
Grupo Televisa SA ADR	226	5,144	4,692		123	2,764	2,554
The DIRECTV Group, Inc. *	272	6,987	9,071		179	4,498	5,970

		12,131	13,763	0.99%		7,262	8,524	1.16%

Commercial Services
Dun & Bradstreet Corporation	401	31,156	33,832		220	16,983	18,561
Omnicom Group, Inc.	228	5,972	8,926		107	2,800	4,189
Verisk Analytics, Inc. *	362	9,710	10,961		193	5,145	5,844

		46,838	53,719	3.84%		24,928	28,594	3.89%

Computer – Systems & Services
Accenture, Ltd.	1,294	38,418	53,701		688	20,459	28,552
Apple, Inc. *	119	11,325	25,092		62	6,594	13,073
Automatic Data Processing, Inc.	258	10,507	11,048		127	4,985	5,438
eBay, Inc. *	254	7,560	5,979		152	4,220	3,578
EMC Corporation *	235	3,081	4,106		115	1,306	2,009
Fidelity National Information	414	7,650	9,704		223	4,099	5,227
Google, Inc., Class A *	91	37,316	56,418		40	18,931	24,799
Hewlett Packard Company	510	19,880	26,270		283	10,937	14,577
International Business Machines Corporation	178	19,075	23,300		80	8,779	10,472
Oracle Corporation *	2,650	50,438	65,031		1,382	26,529	33,914

		205,250	280,649	20.09%		106,839	141,639	19.25%

Conglomerate
Danaher Corporation	488	31,406	36,698		279	18,377	20,981
3 M Company	69	3,241	5,704		39	1,832	3,224

		34,647	42,402	3.03%		20,209	24,205	3.29%

Consumer Goods & Services
Church & Dwight Company, Inc.	392	23,426	23,696		206	12,310	12,453
Colgate-Palmolive Company	359	23,388	29,492		202	13,181	16,594
Mead Johnson Nutrition Company	337	12,320	14,727		178	6,511	7,779
NIKE, Inc.	521	27,441	34,422		280	14,756	18,500
Proctor & Gamble Company	757	40,870	45,897		391	21,165	23,706

		127,445	148,234	10.61%		67,923	79,032	10.74%

Electronics
Thermo Fisher Scientific, Inc. *	618	26,674	29,472		367	15,326	17,502
Waters Corporation *	393	15,461	24,350		229	8,996	14,189

		42,135	53,822	3.85%		24,322	31,691	4.31%

The Paul Revere Variable Annuity Contract Accumulation Fund

Schedule of Investments (continued)

	Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Fair Value	% of Net Assets	Number of Shares	Cost	Fair Value	% of Net Assets

Common Stocks

Energy Services
BHP Billiton, Ltd. ADR	110	8,832	8,424		51	3,825	3,906
Chevron Corporation	151	11,358	11,626		73	5,519	5,620
Exxon Mobil Corporation	87	7,351	5,933		40	3,506	2,728
Halliburton Company	511	11,596	15,376		246	5,679	7,402
Hess Corporation	44	3,096	2,662		23	1,911	1,392
Praxair, Inc.	133	9,839	10,681		69	5,398	5,541

		52,072	54,702	3.92%		25,838	26,589	3.61%

Financial Institutions
Charles Schwab Corporation	1,385	22,419	26,066		710	11,493	13,362
CME Group, Inc.	71	23,581	23,852		36	12,729	12,094
Mastercard, Inc., Class A	234	33,469	59,899		113	16,229	28,926
State Street Corporation	564	28,151	24,557		312	15,664	13,585
The Bank of New York Mellon Corporation	566	21,480	15,831		338	12,987	9,454
Visa, Inc., Class A *	113	5,115	9,883		61	2,870	5,335
Western Union Company	1,120	21,756	21,112		577	10,947	10,877

		155,971	181,200	12.97%		82,919	93,633	12.72%

Foods
Nestle SA ADR	367	15,363	17,822	1.28%	220	8,981	10,683	1.45%

Health Services
Laboratory Corp. of America Holdings *	120	8,149	8,981		60	4,074	4,490
Medco Health Solutions, Inc. *	173	8,897	11,056		84	4,360	5,368

		17,046	20,037	1.43%		8,434	9,858	1.34%

Leisure & Tourism
Starwood Hotels & Resorts Worldwide, Inc.	299	6,196	10,934	0.78%	162	3,368	5,924	0.81%

Manufacturing
Precision Castparts Corporation	50	4,121	5,518		24	1,978	2,648
Rockwell Automation, Inc.	115	2,570	5,403		61	1,379	2,866

		6,691	10,921	0.78%		3,357	5,514	0.75%

Medical & Health Products
Abbott Laboratories	422	18,716	22,784		247	10,983	13,336
Allergan, Inc.	205	7,691	12,917		111	4,273	6,994
Becton, Dickinson and Company	170	11,510	13,406		85	5,755	6,703
DENTSPLY International, Inc.	812	21,467	28,558		404	10,644	14,209
Genzyme Corporation *	371	23,111	18,183		223	14,540	10,929
Johnson & Johnson	408	25,332	26,279		209	13,023	13,462
Medtronic, Inc.	819	24,753	36,020		408	12,311	17,944
Patterson Cos., Inc. *	644	14,488	18,019		350	7,838	9,793
Roche Holdings, Ltd. ADR	148	6,142	6,292		63	2,805	2,678
St. Jude Medical, Inc. *	532	19,482	19,567		283	10,387	10,409
VCA Antech, Inc. *	305	8,095	7,601		154	3,986	3,838

		180,787	209,626	15.00%		96,545	110,295	14.99%

Semiconductors
Intel Corporation	290	6,989	5,916		168	3,720	3,427
National Semiconductor	1,420	17,124	21,811		732	8,758	11,244
Taiwan Semiconductor	1,909	18,953	21,839		974	9,381	11,143

		43,066	49,566	3.55%		21,859	25,814	3.51%

The Paul Revere Variable Annuity Contract Accumulation Fund

Schedule of Investments (continued)

	Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Fair Value	% of Net Assets	Number of Shares	Cost	Fair Value	% of Net Assets

Common Stocks

Stores
Coach, Inc. *	500	21,074	18,265		280	11,204	10,228
CVS Caremark Corporation	646	20,415	20,808		333	10,184	10,726
Staples, Inc.	660	14,091	16,229		321	6,663	7,893
Target Corporation	277	9,401	13,399		129	4,452	6,240
W.W. Grainger, Inc.	92	7,217	8,908		45	3,606	4,357

		72,198	77,609	5.55%		36,109	39,444	5.36%

Telecommunications
Amdocs, Ltd. *	196	5,422	5,592		96	2,177	2,739
Cisco Systems, Inc. *	2,383	52,035	57,049		1,253	26,072	29,997

		57,457	62,641	4.49%		28,249	32,736	4.45%

Total common stocks		1,167,196	1,387,639	99.32%		614,944	726,599	98.76%

Total investments		$1,167,196	$1,387,639	99.32%		$614,944	$726,599	98.76%

Other assets less liabilities			9,500	0.68%			9,105	1.24%

Total net assets			$1,397,139	100.00%			$735,704	100.00%

*	Non-income producing security

ADR – American Depository Receipt

The Paul Revere Variable Annuity Contract Accumulation Fund

Financial Highlights – Selected Per-Unit Data and Ratios

	Year Ended December 31
PER UNIT DATA (a)	2009	2008	2007	2006	2005
Series Q (Qualified)

Investment income	$0.248	$0.188	$0.090	$0.136	$0.111
Expenses	0.195	0.242	0.081	0.207	0.209

Net investment income (loss)	0.053	(0.054)	0.009	(0.071)	(0.098)
Net realized and unrealized gains (losses) on investments	3.391	(4.853)	0.237	0.700	0.269

Net increase (decrease) in net asset value	3.444	(4.907)	0.246	0.629	0.171
Accumulation unit net asset value:
Beginning of year	8.350	13.257	13.011	12.382	12.211

End of year	$11.794	$8.350	$13.257	$13.011	$12.382

Total return	41.25%	(37.01%)	1.89%	5.08%	1.40%

Series N (Non-Qualified)

Investment income	$0.226	$0.172	$0.211	$0.119	$0.109
Expenses	0.229	0.256	0.264	0.244	0.253

Net investment loss	(0.003)	(0.084)	(0.053)	(0.125)	(0.144)
Net realized and unrealized gains (losses) on investments	3.610	(4.928)	1.115	0.664	0.358

Net increase (decrease) in net asset value	3.607	(5.012)	1.062	0.539	0.214
Accumulation unit net asset value:
Beginning of year	8.582	13.594	12.532	11.993	11.779

End of year	$12.189	$8.582	$13.594	$12.532	$11.993

Total return	42.03%	(36.87%)	8.47%	4.49%	1.82%

(a)

For a unit outstanding throughout the period. Additionally, the per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year and do not include any sales loads.

	Year Ended December 31
RATIOS	2009	2008	2007	2006	2005
Series Q (Qualified)

Operating expenses to average accumulation fund balance	1.84%	2.07%	1.77%	1.64%	1.65%
Net investment income (loss) to average accumulation fund balance	0.50%	(0.46%)	0.21%	(0.56%)	(0.77%)
Portfolio turnover rate	46%	46%	60%	81%	74%
Accumulation units outstanding at the end of the year (in thousands)	118	179	214	710	768

	Year Ended December 31
RATIOS	2009	2008	2007	2006	2005
Series N (Non-Qualified)

Operating expenses to average accumulation fund balance	1.89%	2.14%	2.01%	2.01%	2.01%
Net investment loss to average accumulation fund balance	(0.03%)	(0.70%)	(0.41%)	(1.03%)	(1.14%)
Portfolio turnover rate	46%	52%	66%	83%	74%
Accumulation units outstanding at the end of the year (in thousands)	60	97	108	123	128

The Paul Revere Variable Annuity Contract Accumulation Fund

Notes to Financial Statements

December 31, 2009

1.	Organization

The Paul Revere Variable Annuity Contract Accumulation Fund (the Fund) is a separate account of The Paul Revere Variable Annuity Insurance Company (Paul Revere Variable), and is registered under the Investment Company Act of 1940 as an open-end diversified investment company. Paul Revere Variable is a wholly owned subsidiary of The Paul Revere Life Insurance Company (Paul Revere Life) which in turn is wholly owned by Unum Group, formerly UnumProvident Corporation. The Fund is the investment vehicle for Paul Revere Variable’s tax-deferred group annuity contracts. The Fund consists of two series. Series Q is applicable to contracts which were afforded special tax treatment under the Internal Revenue Code and are commonly referred to as “qualified contracts.” Series N is applicable to all other contracts and are commonly referred to as “non-qualified contracts.”

2.	Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks are stated at fair values which are based on the last sales prices at December 31, 2009, as reported on national security exchanges. Unrealized investment gains and losses are included in contract owners’ equity. Realized gains and losses on investments sold are determined on the basis of specific identification of investments. Security transactions are accounted for on the day after the securities are purchased or sold. Dividend income is recorded on the ex-dividend date.

The Fund does not distribute net investment income and net realized capital gains through dividends to contract owners. The allocation of net investment income and net realized capital gains occurs automatically in the daily determination of unit net asset values. They are, therefore, included in the value of the contracts in force and in payments to contract owners.

Contract owners’ equity is comprised of two components. Deferred contracts terminable by owner represent amounts attributable to contracts which have not yet annuitized. Currently payable contracts include amounts equivalent to the annuity reserves relating to contracts with current annuities. Annuity reserves are computed for currently payable contracts according to the 1900 Progressive Annuity Mortality Table. The assumed interest rate is either 3.5% or 5% according to the option elected by the annuitant at the time of conversion. Paul Revere Variable bears all the mortality risk associated with these contracts.

The Paul Revere Variable Annuity Contract Accumulation Fund

Notes to Financial Statements (continued)

2.	Accounting Policies (continued)

In connection with the preparation of the consolidated financial statements, events that occurred subsequent to December 31, 2009, were evaluated for recognition or disclosure in the financial statements and notes to the financial statements. This subsequent event review was performed through the time at which the financial statements were issued on March 1, 2010.

3.	Investment Company Deregistration

In 2009, Paul Revere Variable began taking steps to deregister the Fund as an investment company under the Investment Company Act of 1940. The separate accounts are required to have less than 100 contract owners in order to qualify for deregistration. This requirement had been met as of December 31, 2009. To accomplish this requirement, contract owners were offered a one-time, 10% bonus if they elected to withdraw or transfer their balances from the Fund. For those contract owners currently receiving variable annuity payments, the 10% bonus offer required them to transfer their account to a fixed annuity product offered by Paul Revere Variable. The amount of bonuses paid in 2009 to those contract owners accepting the offer was $48,656. The bonus payments were paid to the contract owners by Unum Group. In 2010, the deregistration process was finalized with the Securities and Exchange Commission.

4.	Investment Advisor

Paul Revere Variable acts as investment advisor and underwriter to the Fund and provides mortality and expense guarantees to holders of variable annuity contracts. For these services, Paul Revere Variable receives mortality and expense risk fees and investment management and advisory service fees as shown on the statements of operations which, on an annual basis, will not exceed 2% of the average daily net asset value of the Fund. The current rate for such fees is 1.5% of the average daily net asset value of the Fund.

Certain administrative services of the Fund are provided by The Variable Annuity Life Insurance Company (VALIC) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services.

The Paul Revere Variable Annuity Contract Accumulation Fund

Notes to Financial Statements (continued)

5.	Investment Sub-Advisor

Under an investment sub-advisory agreement with MFS Institutional Advisors, Inc. (MFSI), MFSI provides investment management services to Paul Revere Variable for a fee which, on an annual basis, will equal 0.35% of the average daily net assets of each series of the Fund. This fee is borne by Paul Revere Variable only and does not represent an additional charge to the Fund.

6.	Fair Value Measurements

Accounting Standards Codification 820 (ASC 820), Fair Value Measurements and Disclosures requires financial instruments measured at fair value to be categorized into a three-level classification. The lowest level input that is significant to the fair value measurement of a financial instrument is used to categorize the instrument and reflects the judgment of management. The valuation criteria for each level is summarized as follows:

•	Level 1 – Inputs are unadjusted and represent quoted prices in active markets for identical assets at the measurement date.

•	Level 2 – Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset through correlation with market data at the measurement date.

•

Level 3 – Inputs reflect management’s best estimate of what market participants would use in pricing the asset at the measurement date. Financial assets presented at fair value and categorized as Level 3 are generally those that are valued using unobservable inputs.

As of December 31, 2009, all investments held by the Fund were valued using Level 1 inputs as defined by ASC 820.

7.	Federal Income Taxes

The Fund’s operations are included with those of Paul Revere Variable, which is taxed as a life insurance company under the Internal Revenue Code and is included in a consolidated federal tax return filed by Paul Revere Life. In the opinion of Paul Revere Variable management, current law provides that investment income and capital gains from assets maintained in the Fund for the exclusive benefit of the contract owners are generally not subject to federal income tax. However, to the extent that Paul Revere Variable incurs federal income taxes based on the income from the Fund’s assets, the Fund will be charged. No charges for federal income taxes have been made since the inception of the Fund.

The Paul Revere Variable Annuity Contract Accumulation Fund

Notes to Financial Statements (continued)

8.	Security Transactions

The aggregate cost of securities purchased and proceeds of securities sold, other than securities with maturities of one year or less, were as follows:

	Series Q (Qualified)		Series N (Non-Qualified)
	Purchases	Sales	Purchases	Sales
Year ended December 31, 2009	$614,857	$1,120,580	$313,495	$605,363

At December 31, 2009, net unrealized appreciation of investments in Series Q, amounting to $220,443, consisted of unrealized gains of $246,916 and unrealized losses of $26,473; net unrealized appreciation of investments in Series N, amounting to $111,655, consisted of unrealized gains of $126,308 and unrealized losses of $14,653.

The Paul Revere Variable Annuity Contract Accumulation Fund

Notes to Financial Statements (continued)

9.	Accumulation Units

The change in the number of accumulation units outstanding were as follows:

	2009	2008
	Series Q (Qualified)
Units outstanding at beginning of year	178,692	213,924
Contributions received	2,988	—
Units withdrawn from contracts:
Annuity payments	13,643	17,087
Termination and withdrawals	49,571	18,145

Net units withdrawn	63,214	35,232

Contract units withdrawn in excess of units credited	(60,226)	(35,232)

Units outstanding at end of year	118,466	178,692

	2009	2008
	Series N (Non-Qualified)
Units outstanding at beginning of year	96,546	108,464
Contributions received	3,057	—
Units withdrawn from contracts:
Annuity payments	3,220	3,595
Termination and withdrawals	36,024	8,323

Net units withdrawn	39,244	11,918

Contract units withdrawn in excess of units credited	(36,187)	(11,918)

Units outstanding at end of year	60,359	96,546

Item 2.	Code of Ethics.

(a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the Registrant’s Code of Ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics described in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers of the provisions of the Code of Ethics described in 2(a) above were granted.

Item 3.	Audit Committee Financial Expert.

The Fund had assets under $3 million as of December 31, 2009. It has no audit committee and no audit committee financial expert. The Board of Managers of the Fund consists of independent directors that control 2/3 of the Board. The Board receives quarterly reports on the transactions in the Fund. Because of the nature of the Fund’s business there are no sensitive accounting estimates used in preparation of the financial statements of the Fund. Therefore, the Fund does not believe an audit committee financial expert is necessary or appropriate.

Item 4.	Principal Accountant Fees and Services.

All audit and other fees paid to the auditors for work related to the Fund are paid by Unum Group and are not charged to or paid from the Fund.

Audit Fees – Ernst & Young LLP billed Unum Group $19,100.00 for the audit of the financial statements of the Fund for 2009, and $19,100.00 for the audit of the financial statements of the Fund for 2008.

Audit-Related Fees – The aggregate fees for audit related services rendered by Ernst & Young LLP to the Fund, the investment adviser or any entity controlling, controlled by or under common control with the investment adviser in 2009 and 2008 for such services were $0.00 and $0.00.

Tax Fees – The aggregate fees related to tax compliance, tax advice and tax planning services to the Fund for fiscal years ended December 31, 2009, and December 31, 2008, were $0.00 and $0.00.

All Other Fees – The aggregate fees rendered by Ernst & Young LLP to the Fund, the investment adviser or any entity controlling, controlled by or under common control with the investment adviser, or Unum Group for such services to the Fund in 2009 and 2008 were $0.00 and $0.00.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.	Schedule of Investments.

The Fund’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Managers.

Item 11.	Controls and Procedures.

(a) Within the 90-day period prior to the filing of this report, the Registrant’s management, including the person serving as both the Registrant’s Chief Executive Officer and Chief Financial Officer conducted an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures as defined in Investment Company Act Rule 30a-3(c). Based on that evaluation, the Chief Executive Officer/Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures were effective as of the date of that evaluation.

(b) No change in the Registrant’s internal control over financial reporting that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting, occurred during the Registrant’s most recent fiscal year.

Item 12.	Exhibits.

The following exhibits are attached to this Form N-CSR:

(1) Code of Ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, attached hereto as Exhibit 12(a)(1).

(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 C.F.R. 270.30a-2(a)), attached hereto as Exhibit 12(a)(2).

(3) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 C.F.R. 270.30a-2(b)), attached hereto as Exhibit 12(a)(3).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Paul Revere Variable Annuity
Contract Accumulation Fund

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer
and Chief Financial Officer

Date: March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer
and Chief Financial Officer

Date: March 1, 2010